Stockholders’ Deficit and Stock-Based Compensation - Additional Information (Details)							1 Months Ended		9 Months Ended	12 Months Ended		13 Months Ended
	Oct. 24, 2025 USD ($) shares	Oct. 13, 2025 shares	Dec. 27, 2024 USD ($) shares	Oct. 18, 2024 USD ($) $ / shares	Dec. 31, 2023 $ / shares shares	Feb. 15, 2022 $ / shares shares	Dec. 31, 2023 $ / shares shares	Nov. 30, 2023 shares	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Feb. 02, 2026 USD ($) shares	Oct. 30, 2023 USD ($) shares	Oct. 23, 2023 $ / shares	Oct. 02, 2023 USD ($) shares	Aug. 29, 2023 $ / shares
Share-Based Compensation
Preferred stock authorized (in shares)									10,000,000	10,000,000
Preferred stock par value (in dollar per share) | $ / shares									$ 0.001	$ 0.001
Warrants issued (in shares)													18,257
Warrants fair value | $									$ 0	$ 0
Warrant price in cash (in dollars per share) | $ / shares																$ 66.00
Number of warrants tendered (in shares)															40,248
Purchase price of warrants | $													$ 400,000		$ 2,700,000
Redemption price per warrant (in dollars per share) | $ / shares														$ 19.25
Restricted stock units
Share-Based Compensation
Number of shares issued in transaction (in shares)									444
Vesting period (in years)									3 years	3 years
Weighted-average period over which unamortized stock-based compensation expense will recognized (in years)									9 months 25 days	7 months 17 days
Number of shares withheld (in shares)									1,111	1,810
Unrecognized stock-based compensation related to unvested RSUs | $									$ 600,000	$ 400,000
2022 Omnibus Plan
Share-Based Compensation
Number of shares reserved for issuance (in shares)									63,636	27,273
Shares available for grant										44,582
Stock-based compensation recognized | $										$ 1,600,000	$ 2,100,000
Accrued bonus | $											$ 1,400,000
2022 Omnibus Plan | Options to purchase common stock
Share-Based Compensation
Vesting period (in years)										3 years
Contractual period (in years)										10 years
Unrecognized stock-based compensation related to stock options | $										$ 200,000
Number of shares related to unvested stock options (in shares)										2,947
Weighted-average period over which unamortized stock-based compensation expense will recognized (in years)										7 months 20 days
New Circle Principal Investments LLC
Share-Based Compensation
Share purchase agreement, maximum amount | $	$ 100,000,000			$ 20,000,000
Share purchase agreement, maximum issuable amount, percent				19.99%
Sale of stock, number of shares authorized (in shares)			154,545
Legal fees | $			$ 100,000
New Circle Principal Investments LLC | Subsequent Event
Share-Based Compensation
Sale of stock, number of shares authorized (in shares)		909,090
Measurement Input, Discount Rate
Share-Based Compensation
Measurement input									0.0194	0.0194
Measurement Input, Expected Term
Share-Based Compensation
Warrants exercise price (in dollars per share)									5 years	5 years
Measurement Input, Price Volatility
Share-Based Compensation
Measurement input									0.66	0.66
Measurement Input, Expected Dividend Rate
Share-Based Compensation
Measurement input									0	0
Warrant
Share-Based Compensation
Stock and warrants issued during period, shares, options exercised (in shares)								190	190
IPO
Share-Based Compensation
Number of shares of common stock (in shares)						1
Units issued in IPO (in shares)						50,909
Number of warrants to purchase each share (in shares)						1
Warrants exercise price (in dollars per share) | $ / shares						$ 302.50
Warrants exercise price (in dollars per share)						5 years
warrants were outstanding (in shares)										0
Over-Allotment Option
Share-Based Compensation
Term of underwriters (in days)						45 days
Purchase option - number of additional units (in shares)						2,545
Exercise price of additional units (in dollars per share) | $ / shares						$ 363.00
Public offering price per unit sold (as percent)						120.00%
Stock and warrants issued during period, shares, options exercised (in shares)								1,272	1,272
Over-Allotment Option | Maximum
Share-Based Compensation
Warrants issued (in shares)						7,636
Common Class A
Share-Based Compensation
Common stock, authorized (in shares)					160,000,000		160,000,000		160,000,000	160,000,000	160,000,000
Common stock, par value (in dollars per share) | $ / shares					$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common Class A | Subsequent Event
Share-Based Compensation
Common stock, authorized (in shares)		760,000,000
Common Class A | New Circle Principal Investments LLC
Share-Based Compensation
Common stock, par value (in dollars per share) | $ / shares				$ 0.001
Number of shares issued in transaction (in shares)									177,442	28,727
Issuance of Class A common stock, net of transaction costs (in shares)			1,141
Consideration received on transaction | $									$ 5,900,000	$ 3,000,000
Common Class A | New Circle Principal Investments LLC | Subsequent Event
Share-Based Compensation
Number of shares issued in transaction (in shares)												25,261
Issuance of Class A common stock, net of transaction costs (in shares)	1,818
Consideration received on transaction | $												$ 1,900,000
Common Class A | Over-Allotment Option
Share-Based Compensation
Warrants exercise price (in dollars per share) | $ / shares						$ 0.66
warrants were outstanding (in shares)										0
Warrants issued (in shares)						7,636
Purchase option - number of warrants (in shares)						381
Public offering price per warrant sold (as percent)						120.00%
Common Class B
Share-Based Compensation
Common stock, authorized (in shares)					20,000,000		20,000,000		20,000,000	20,000,000	20,000,000
Common stock, par value (in dollars per share) | $ / shares					$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001
DDH LLC
Share-Based Compensation
Noneconomic voting rights (as a percent)										100.00%
Direct Digital Management LLC | Common Class A
Share-Based Compensation
Number of units exchanged (in shares)					7,455		7,455			0	7,455
Number of shares of common stock (in shares)					1		1		1		1
Direct Digital Management LLC | Common Class B
Share-Based Compensation
Number of shares of common stock (in shares)										197,600